Events after the balance sheet date (Details) £ in Billions	Jun. 30, 2025 GBP (£)
French portfolio of home and other loan
Disclosure of non-adjusting events after reporting period [line items]
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income	£ 1.0